Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Statement of Comprehensive Income (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit for the year	£ 1,912.3	£ 1,501.6	[1]	£ 1,245.1	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(465.2)	1,378.0		(275.9)
Gain (loss) on revaluation of available for sale investments	32.1	(93.1)		206.0
Items that may be reclassified subsequently to profit or loss	(433.1)	1,284.9		(69.9)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	17.0	(15.9)		33.5
Deferred tax on defined benefit pension plans	(24.6)	(0.4)		(5.2)
Items that will not be reclassified subsequently to profit or loss	(7.6)	(16.3)		28.3
Other comprehensive (loss)/income for the year	(440.7)	1,268.6		(41.6)
Total comprehensive income for the year	1,471.6	2,770.2		1,203.5
Attributable to:
Equity holders of the parent	1,395.6	2,600.6		1,121.6
Non-controlling interests	76.0	169.6		81.9
Total comprehensive income for the year	1,471.6	2,770.2		1,203.5
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit for the year	1,912.3	1,501.6	[1]	1,245.1	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(465.2)	1,378.0		(275.9)
Gain (loss) on revaluation of available for sale investments	32.1	(93.1)		206.0
Items that may be reclassified subsequently to profit or loss	(433.1)	1,284.9		(69.9)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	17.0	(15.9)		33.5
Deferred tax on defined benefit pension plans	(24.6)	(0.4)		(5.2)
Items that will not be reclassified subsequently to profit or loss	(7.6)	(16.3)		28.3
Other comprehensive (loss)/income for the year	(440.7)	1,268.6		(41.6)
Total comprehensive income for the year	1,471.6	2,770.2		1,203.5
Attributable to:
Equity holders of the parent	1,395.6	2,600.6		1,121.6
Non-controlling interests	76.0	169.6		81.9
Total comprehensive income for the year	1,471.6	2,770.2		1,203.5
WPP plc [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit for the year	1,816.6	1,400.1	[1]	1,160.2	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(445.5)	1,309.9		(272.9)
Gain (loss) on revaluation of available for sale investments	32.1	(93.1)		206.0
Items that may be reclassified subsequently to profit or loss	(413.4)	1,216.8		(66.9)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	17.0	(15.9)		33.5
Deferred tax on defined benefit pension plans	(24.6)	(0.4)		(5.2)
Items that will not be reclassified subsequently to profit or loss	(7.6)	(16.3)		28.3
Other comprehensive (loss)/income for the year	(421.0)	1,200.5		(38.6)
Total comprehensive income for the year	1,395.6	2,600.6		1,121.6
Attributable to:
Equity holders of the parent	1,395.6	2,600.6		1,121.6
Total comprehensive income for the year	1,395.6	2,600.6		1,121.6
Subsidiary Guarantors [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit for the year	1,901.2	1,497.4	[1]	1,298.5	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(445.5)	1,309.9		(272.9)
Gain (loss) on revaluation of available for sale investments	32.1	(93.1)		206.0
Items that may be reclassified subsequently to profit or loss	(413.4)	1,216.8		(66.9)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	17.0	(15.9)		33.5
Deferred tax on defined benefit pension plans	(24.6)	(0.4)		(5.2)
Items that will not be reclassified subsequently to profit or loss	(7.6)	(16.3)		28.3
Other comprehensive (loss)/income for the year	(421.0)	1,200.5		(38.6)
Total comprehensive income for the year	1,480.2	2,697.9		1,259.9
Attributable to:
Equity holders of the parent	1,480.2	2,697.9		1,259.9
Total comprehensive income for the year	1,480.2	2,697.9		1,259.9
WPP Finance 2010 [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit for the year	1.8	29.2	[1]	0.9	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(0.6)	(1.2)		(0.9)
Items that may be reclassified subsequently to profit or loss	(0.6)	(1.2)		(0.9)
Items that will not be reclassified subsequently to profit or loss:
Other comprehensive (loss)/income for the year	(0.6)	(1.2)		(0.9)
Total comprehensive income for the year	1.2	28.0
Attributable to:
Equity holders of the parent	1.2	28.0
Total comprehensive income for the year	1.2	28.0
Other Subsidiaries [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit for the year	2,110.4	2,590.5	[1]	1,591.3	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(464.6)	1,379.2		(275.0)
Gain (loss) on revaluation of available for sale investments	32.1	(93.1)		206.0
Items that may be reclassified subsequently to profit or loss	(432.5)	1,286.1		(69.0)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	17.0	(15.9)		33.5
Deferred tax on defined benefit pension plans	(24.6)	(0.4)		(5.2)
Items that will not be reclassified subsequently to profit or loss	(7.6)	(16.3)		28.3
Other comprehensive (loss)/income for the year	(440.1)	1,269.8		(40.7)
Total comprehensive income for the year	1,670.3	3,860.3		1,550.6
Attributable to:
Equity holders of the parent	1,594.3	3,690.7		1,468.7
Non-controlling interests	76.0	169.6		81.9
Total comprehensive income for the year	1,670.3	3,860.3		1,550.6
Reclassifications/Eliminations [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit for the year	(3,917.7)	(4,015.6)	[1]	(2,805.8)	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	891.0	(2,619.8)		545.8
Gain (loss) on revaluation of available for sale investments	(64.2)	186.2		(412.0)
Items that may be reclassified subsequently to profit or loss	826.8	(2,433.6)		133.8
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	(34.0)	31.8		(67.0)
Deferred tax on defined benefit pension plans	49.2	0.8		10.4
Items that will not be reclassified subsequently to profit or loss	15.2	32.6		(56.6)
Other comprehensive (loss)/income for the year	842.0	(2,401.0)		77.2
Total comprehensive income for the year	(3,075.7)	(6,416.6)		(2,728.6)
Attributable to:
Equity holders of the parent	(3,075.7)	(6,416.6)		(2,728.6)
Total comprehensive income for the year	£ (3,075.7)	£ (6,416.6)		£ (2,728.6)

[1]	Prior year figures have been re-presented as described in the accounting policies.